Short-term Borrowing - Summary of Short-term Borrowing (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Bank borrowings	¥ 170,000	¥ 30,000
Current portion of long-term borrowings	46,710	1,540
Short-term borrowing	¥ 216,710	¥ 31,540